SEVERANCE PAY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SEVERANCE PAY [Abstract]
Severance pay fund	$ 1,526	$ 1,603
Severance expense	200	620	740
Severance pay expenses	190	600	980
Contribution to insurance and pension funds	$ 50